Identification and business activity	12 Months Ended
Dec. 31, 2023
Identification and business activity
Identification and business activity

1.     Identification and business activity

(a)          Identification -

Compañía de Minas Buenaventura S.A.A. (hereafter “the Company” or “Buenaventura”) is a publicly traded corporation incorporated in Peru in 1953. The Company stock is traded on the Lima and New York Stock Exchanges through American Depositary Receipts (ADRs), which represent the Company’s shares deposited in the Bank of New York. The Company’s legal domicile is at Las Begonias Street N°415, San Isidro, Lima, Peru. The Company is the ultimate controlling party.

(b)          Business activity -

The Company and its subsidiaries (hereinafter “the Group”) are principally engaged in the exploration, mining, concentration, smelting and marketing of polymetallic ores and metals.

The Company operates directly four operating mining units in Peru (Orcopampa, Julcani, Uchucchacua and Tambomayo), two discontinued mining units (Poracota and Shila-Paula), and one mining unit under development stage (San Gabriel). In addition, the Company has a controlling interest in (i) Sociedad Minera El Brocal S.A.A. (hereinafter “El Brocal”), which operates the Colquijirca mining unit; (ii) Minera La Zanja S.R.L. (hereinafter “La Zanja”), which operates La Zanja mining unit; (iii) El Molle Verde S.A.C. (hereinafter “Molle Verde”) which operates Trapiche, a mining unit at the development stage; and (iv) other entities dedicated to energy generation and transmission services, and other activities. All these activities are carried out in Peru.

The legal domicile of the subsidiaries and associates is the same as that of the Company, except for:

-   Contacto Corredores de Seguros S.A. whose legal domicile is located at Avenida Del Pinar 180 Offices 902 – 903 Urb. Chacarilla, Surco, Lima, Peru.

-	Sociedad Minera Cerro Verde S.A.A. whose legal domicile is located at Calle Jacinto Ibáñez 315, Urb. Parque Industrial, Cercado de Arequipa, Arequipa.
-	Tinka Resources Ltd. whose legal domicile is located at #1305 - 1090 West Georgia Street, Vancouver, British Columbia, V6E 3V7 Canada.

Restart of activities at the Uchucchacua mining unit -

Due to operational problems that were aggravated by the COVID-19 pandemic (delays in mine preparation and exploration), on October 15, 2021, the Company requested from the Ministry of Energy and Mines, the temporary suspension of activities in the Uchucchacua unit, specifically those related to mining exploitation and benefit.

As a result of said stoppage, the industrial activities in the subsidiary Procesadora Industrial Río Seco S.A. (which receives raw materials from the Uchucchacua mining unit) were suspended until operations resume in Uchucchacua.

On August 28, 2023, the Company presented the Mining Plan Update to the Ministry of Energy and Mines, thus completing the procedures required for the restart of the activities of the Uchucchacua mining unit, as of September 1 of this year.

As of September 1, 2023, the maintenance and start-up work commenced. Likewise, starting in the second half of September, mineral processing began at the Uchucchacua concentrator plant with the objective of achieving a stable production between 2,600 tons and 2,800 tons per day, which will be maintained for the following years. The resumption of activities at the Uchucchacua concentrator plant will allow metallurgical tests to begin on up to 124,600 tons of ore from the pilot pit of the Yumpag project.

Approval of the environmental impact study of the Yumpag project -

The Detailed Environmental Impact Study of the Yumpag Project (EIA) was approved in September 2023. After that the Company prepared and presented all the required procedures before the Ministry of Energy and Mines to obtain the necessary authorizations to initiate the production phase.

On March 18, 2024, the Company received the final authorizations from the Ministry of Energy and Mines to begin production of Yumpaq mine project. The Company expects Yumpaq’s mining operations to provide 1,000 tons per day contributing significantly to the set silver production guidance of period 2024.

Temporary partial suspension of exploitation activities in the North Mining Pit of the Colquijirca mining unit of the subsidiary El Brocal -

On October 3, 2023, El Brocal submitted to the Ministry of Energy and Mines a communication suspending for a period of three years the exploitation activities in the North Mining Pit of the Colquijirca mining unit of El Brocal. This event is due to the delay that occurred in the processing and approval of the Modification of the Environmental Impact Study to 25,000 DMT, motivated by events such as the declaration of the pandemic by the WHO and the subsequent Declaration of Emergency in Peru during 2020, as well as existing regulatory changes in 2022, related to the processing of environmental studies.

Exploitation operations in the Marcapunta underground mine will continue to be carried out on a regular basis, while in the North Pit be carried out only exploration activities, transfer of ore accumulated in the North Pit to the concentration plant, water management and care and maintenance activities.

Finally, it is relevant to point out that El Brocal is implementing a plan to increase the production rate in the underground mine, which will allow it to achieve a production of ten thousand metric tons per day this year, with the objective of reaching twelve thousand metric tons daily. Likewise, El Brocal will maintain the policy of generating efficiencies in operational activities so as not to lose competitiveness during the period of suspension of North Pit.

In regard of the assessment of impairment indicators of long-lived assets, in accordance with International Accounting Standard 36, Impairment of Assets, this matter was considered as an impairment indicator by El Brocal, as a result of the assessment, it was concluded that there is no need to record an impairment loss provision of long-lived assets of El Brocal, see note 11(b).

Reconfiguration of phases of the North Pit -

From January to April 2023, diamond drilling work was carried out with the purpose of obtaining updated geotechnical information to comply with the final stage of the stabilization plan related to the crumple of phase 12 that occurred in March 2022. This plan involved the mining phases 12C, 13C, and 15 which are tied to stabilization. As a result of these drillings, it was possible to improve the operational criteria to reconfigure these phases allowing a better operational treatment during 2023.

In this way, some of the phases determined as of December 2022 have been reconfigured in their distribution without altering the total volume of reserves nor waste of the pit, but their production progress. On the other hand, as a result of this update of geotechnical information, the production of reconfigured phases 13B and 15 completed their production in September 2023, hence the deferred stripping cost asset related to those phases was fully amortized on that date.

The financial statements as of December 31, 2023, include this effect, which was applied prospectively starting in the third quarter of this year.

Mineral stock write-off resulting from the landslide of North Pit phase 12 –

On March 19, 2022, a landslide occurred in phase 12 of the North open pit of the Colquijirca mining unit. As a result of the event, operations in said phase were stopped, initiating the execution of planning and execution of rehabilitation activities. In response, the Company’s Management decided to process the short- and long-term mineral inventory prioritizing economically viable mineral. However, the metallurgical tests carried out by the operations area concluded that the said mineral did not have economic value due to the detected high oxidation rates.

As explained above, in November 2022, the Company’s Management decided to write-off the mineral stock for a total of 483,563 TMS equivalent to US$16,402,000 (net effect for the year of US$14,898,000 after deducting the provision for devaluation of inventories equivalent to US$1,504,000).

(c)          Approval of consolidated financial statements -

The consolidated financial statements as of December 31, 2023, were approved and authorized for issue by the Board of Directors on April 29, 2024 and subsequent events have been considered through that date.

(d)         The consolidated financial statements include the financial statements of the following companies:

	Country of
	incorporation	Ownership as of December 31,
	and business	2023		2022
		Direct	Indirect	Direct	Indirect
		%	%	%	%
Mining activities:
Compañía de Minas Buenaventura S.A.A. (i)	Peru	100.00	—	100.00	—
Compañía Minera Condesa S.A.	Peru	100.00	—	100.00	—
Compañía Minera Colquirrumi S.A.	Peru	100.00	—	100.00	—
Sociedad Minera El Brocal S.A.A (ii)	Peru	3.19	58.24	3.19	58.24
Inversiones Colquijirca S.A. (ii)	Peru	89.76	10.24	89.76	10.24
S.M.R.L. Chaupiloma Dos de Cajamarca (iii)	Peru	33.00	67.00	33.00	67.00
Minera La Zanja S.R.L. (iv)	Peru	100.00	—	100.00	—
Minera Julcani S.A. de C.V.	Mexico	—	—	99.80	0.20
El Molle Verde S.A.C.	Peru	99.98	0.02	99.98	0.02
Apu Coropuna S.R.L.	Peru	70.00	—	70.00	—
Cerro Hablador S.A.C.	Peru	99.00	1.00	99.00	1.00
Minera Azola S.A.C.	Peru	99.00	1.00	99.00	1.00
Minera Julcani S.A. de C.V. (vi)	Mexico	—	—	99.80	0.20

Energy generation and transmission services:
Consorcio Energético de Huancavelica S.A.	Peru	100.00	—	100.00	—
Empresa de Generación Huanza S.A.	Peru	—	100.00	—	100.00

Insurance brokerage:
Contacto Corredores de Seguros S.A. (v)	Peru	—	—	99.98	0.02

Industrial activities:
Procesadora Industrial Río Seco S.A.	Peru	100.00	—	100.00	—
(i)

As of December 31, 2023, includes four operating mining units in Peru (Orcopampa, Julcani, Uchucchacua and Tambomayo), two discontinued mining units (Poracota and Shila-Paula), and one mining unit under development stage (San Gabriel). As of December 31, 2022, includes three operating mining units in Perú (Orcopampa, Julcani and Tambomayo), a mining unit temporarily suspended (Uchucchacua), two discontinued mining units (Poracota and Shila-Paula) and a mining unit in development stage (San Gabriel).

(ii)	As of December 31, 2023, and 2022, the participation of the Company in the voting rights of El Brocal is 61.43%.
(iii)

Until March 30, 2022, Buenaventura held a direct and indirect ownership of 60%, and the remaining 40% was held by Newmont Corporation (hereinafter “Newmont”). On April 1, 2022, the subsidiary S.M.R.L. Chaupiloma Dos de Cajamarca (hereinafter “Chaupiloma”) carried out a demerger of 40% of their equity in favor of Newmont Perú Royalty S.R.L. corresponding to the percentage of shares of Newmont in Chaupiloma in favor of Buenaventura. As a result, the direct and indirect ownership of Buenaventura in that subsidiary increased from 60% to 100%. This transaction was accounted as a transaction between owners. Moreover, the subsidiary Chaupiloma transferred all its mining concessions to Minera Yanacocha S.R.L. (hereinafter “Yanacocha”), receiving as consideration an amount similar to percentage of the production sold of Yanacocha, as well as the production of future concessions. During 2023 and 222, the Group has recognized revenues for the transfer of property mining rights for US$9,843,000 and US$8,455,000; respectively, see note 28(a).

(iv)

On February 7, 2022, Buenaventura signed the definite agreements with Newmont for the sale of its holdings in Yanacocha. As part of this transaction, Newmont transferred to Buenaventura its shares of 46.94% in La Zanja, receiving a consideration determined over the future production of the said mining unit. On the other hand, Newmont paid US$45,000,000 to Buenaventura with the purpose of covering part of the mine closure future costs of La Zanja, which are presented in the caption “Other capital reserves” in the consolidated statements of changes in equity for an amount of US$31,628,000 (US$45,000,000 net of taxes). This transaction was accounted as a transaction between owners. Furthermore, the profit of non-controlling interest amounting to US$18,240,000 was reclassified in the caption “Accumulated earnings” in the consolidated statements of changes in equity.

(v)

On November 2, 2023, Buenaventura and Howden HoldCo Perú S.A.C. signed a contract for the sale of the shares of Contacto Corredores de Seguros S.A., as a result of this transaction, the Company recognized income from the sale of its investment for US$41.5 million, see note 28, of which US$27 million were collected. As of December 31, 2023, the Company has accounts receivable from Howden for US$12.5 million. See more details in note 7(f).

(vi)

On December 18, 2023, Buenaventura sold the shares held in Minera Julcani S.A. de C.V. (México), for an amount of US$0.039 million, which was fully collected. The net cost of the disposal due to the sale of this investment was US$0.069 million, see note 28.

(e)          Discontinued operations -

During 2022, the Group sold its investment in Minera Yanacocha S.R.L (hereinafter “Yanacocha”) classified as discontinued during 2021, under IFRS 5 “Non-current Assets Held for Sale and Discontinued Operations”. On February 7, 2022, Buenaventura entered into definitive agreements with Newmont Corporation (hereinafter “Newmont”) to sell all of the shares it owned in Yanacocha for a consideration collected in full in February 2022 of US$300,000,000, as well as contingent payments linked to the production of the Sulfides Project that Yanacocha plans to develop and future increases in mineral prices, payments that can amount to up to US$100,000,000.

As of December 31, 2023, 2022 and 2021, the mining units with discontinued operations were Poracota and Shila-Paula (during the years 2021 in addition included the results of the operations of Yanacocha) are presented below:

	2023	2022	2021
	US$(000)	US$(000)	US$(000)
Operating income (expenses), net
Changes in provision for closure of mining units, note 15(b)	(6,991)	(660)	(3,021)
Administrative expenses	(649)	(683)	(335)
Reversal (provision) of contingencies	(103)	(113)	(2,136)
Gain for sale of Yanacocha investment	—	300,000	—
Reversal of liability classified as held for sale of Yanacocha	—	265,590	—
Reversal of unrealized result of Yanacocha	—	356	—
Depreciation and amortization, note 11(f)	—	(9)	(14)
Discontinued operation of Yanacocha	—	—	(422,394)
Changes in environmental liabilities provision	—	—	(1,014)
Others, net	1,121	288	(79)

Total operating income (expenses), net	(6,622)	564,769	(428,993)

Operating profit (loss)	(6,622)	564,769	(428,993)
Finance costs, note 15(b)	(229)	(59)	(25)
Net gain (loss) from currency exchange difference	3	(2)	—
Profit (loss) before income tax	(6,848)	564,708	(429,018)
Current income tax	—	(44,747)	—
Deferred income tax	—	(41,414)	41,414
	—	(86,161)	41,414

Profit (loss) from discontinued operations	(6,848)	478,547	(387,604)

No net cash flows were generated by the mining units maintained with discontinued operations during 2023, 2022 and 2021.

(f)          Temporary operation stoppage of mining units related to social conflicts -

Beginning in late 2022, intensified tensions, protests, and social turmoil occurred after the country’s political leadership change. The protests continued during early and throughout 2023, there was a limited impact in the Company’s operations. The Company continues to monitor the scenario with priority in safety and protection. The prolonged disruption of logistics and supply chain could impact future operations.

(g)          Temporary suspension of operations of Julcani mining unit –

On February 5, 2023, people from outside the influence area of Julcani broke into the mining facilities and forced its officials to, among other requirements, stop operations. In order to ensure the workers’ safety all personnel were relocated, and operations were suspended until safety was guaranteed. Both the surrounding area communities and the different unions publicly expressed their rejection of the vandalism acts carried out in the mining unit, followed by their formal request to the Company to restart operations of Julcani mining unit. On February 16, 2023, operations were restarted.

Sociedads Minera Cerro Verde S.A.A.
Identification and business activity
Identification and business activity

1.     Identification and business activity

(a)	Identification -

Sociedad Minera Cerro Verde S.A.A. (the Company) was incorporated in Peru on August 20, 1993, as a result of the privatization process of certain mining units carried out by the Peruvian State in that year. The Company’s shares began being listed on the Lima Stock Exchange on November 14, 2000.

Through its subsidiary Cyprus Climax Metals Company, Freeport Minerals Corporation (FMC), a wholly owned subsidiary of Freeport-McMoRan Inc. (Freeport), owns 53.56% of the voting shares of the Company, SMM Cerro Verde Netherlands B.V. (SMM Cerro Verde), a subsidiary of Sumitomo Metal Mining Company Ltd. (Sumitomo), owns 21.00%, Compañía de Minas Buenaventura S.A.A. (Buenaventura) owns 19.58%, and other stakeholders own the remaining 5.86%.

The Company’s legal address is Jacinto Ibañez Street N°315 - Parque Industrial, Arequipa in the city of Arequipa and the ore deposit is located 20 miles southwest of that city (Asiento Minero Cerro Verde S/N Uchumayo – Arequipa).

(b)	Business activity -

The Company’s activities are regulated by the Peruvian General Mining Law and comprise the extraction, production and sale of copper cathodes, copper concentrate and molybdenum concentrate.

The Company’s operation consists of an open-pit mine and two concentrating facilities with an annual average permitted milling capacity of 409,500 metric tons of ore per day (mtpd) with the ability of annually treating up to a maximum of 5% more for a total of 430,000 mtpd. The Company also operates a solution extraction and electrowinning (SX/EW) leaching facilities, which has a production capacity of approximately 200 million pounds of copper per year. The leaching and flotation process carried out at these plants are part of the benefit concession “Planta de Beneficio Cerro Verde.” In 2023, the Company began to dismantle its crushed leach facility (which had a capacity of 39,000 metric tons of ore per day) as a result of pit expansion but continues to utilize its 100,000-metric-ton-per-day ROM leach system.

During the year ended December 31, 2023, the Company’s concentrating facilities processed an average of 417,400 mtpd, a new annual record.

During the year ended December 31, 2023, the Company entered into a new power purchase agreement that is expected to transition the Company’s electric power to fully renewable energy sources in 2026.

In April 2024, Cerro Verde reached agreement for a new four-year collective labor agreement (CLA) with one of its two unions that will become effective when the current agreement expires on August 31, 2025. Cerro Verde will record and pay nonrecurring costs in second-quarter 2024 associated with this agreement. Cerro Verde expects to begin negotiations in the near term with its other union on a new CLA to replace the CLA that expires in August 2024.

(c)	Political situation in Perú -

Beginning in December 2022, heightened tensions, protests and social unrest emerged in Peru following a change in the country’s political leadership. The Company operated at reduced rates from time to time during first-quarter 2023. The Company resumed normal operations in March 2023. A new social protest took place on July 19, 2023, (primarily in Lima) but the Company’s operations were not impacted. The Company continues to monitor the situation with a priority on safety and security.

(d)	Financial statements approval –

The financial statements for the year ended December 31, 2023, have been approved by the Company’s Management on April 29, 2024, and the subsequence event have been considered thought those date.

The financial statements for the year ended December 31, 2022, were approved and authorized by the Company’s management on April 28, 2023.